Long-term debt - Narrative (Details) $ in Millions		12 Months Ended
	Jan. 03, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt issued		$ 1,161.0	$ 411.0	$ 71.0
Minimum acquisition aggregate cash consideration threshold to increase the maximum permitted net debt to EBIDTA ratio		$ 250.0
Weighted average interest rate		9.87%
Minimum
Disclosure of detailed information about borrowings [line items]
Operating cash flow to debt service ratio		1.50
2024 | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		4.25
Second Year | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		3.75
Thereafter | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio		3.25
Later than eight fiscal quarters | Maximum
Disclosure of detailed information about borrowings [line items]
Operating cash flow to debt service ratio		0.50
Credit facility
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility	$ 2,000.0	$ 1,955.0	$ 2,000.0
Long-term debt issued	963.0
Effective interest rate		7.46%	6.67%
Percentage of principal advance required to be repaid each year of the term of the agreement		1.25%
Revolving component
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility	800.0	$ 800.0	$ 800.0
Long-term debt issued	363.0
Term loan components
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility	1,200.0	$ 1,155.0	$ 1,200.0
Long-term debt issued	$ 600.0